The Registrant is filing this Amendment to its Form
N-CEN filed with the Securities and Exchange
Commission on September 13, 2018, to amend
Item C.6.f: "Provide the monthly average of the value of portfolios securities on loan during the reporting period." with respect to AB Concentrated Growth
Portfolio and AB Select US Equity Long/Short
Portfolio, as well as Item C.6.g: "Provide the net income from securities lending activities." with respect to AB Concentrated Growth Portfolio, AB
Concentrated International Growth Portfolio, AB
Global Core Equity Portfolio, AB Select US Equity
Portfolio and AB Select US Equity Long/Short
Portfolio. Other than the aforementioned revisions, this Form N-CEN/A does not reflect events occurring after the filing of the original Form N-CEN, or modify or update the Form N-CEN filing in any way.

Please note: The monthly average for Item C.6.f is calculated by totaling the market values of the portfolio securities as of the beginning and end of the first month of the reporting period and as of the end of each of the succeeding months in the period and dividing the sum by the number of months in the period plus one. Therefore, there will be no average value if nothing is on loan at the first day of the reporting period and at each subsequent month end.